Consolidated Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statement of Changes in Equity
Other comprehensive income/(expense)	[1]	$ 2,703	$ (800)	$ 733
Gains/(costs) of hedging		1	(21)	(19)
Amount transferred from retained earnings to other reserves		$ 70	$ 0	$ 0

[1]	Included within Other comprehensive income of $2,703m (2024: expense of $800m; 2023: income of $733m) is a gain of $1m (2024: charge of $21m; 2023: charge of $19m), relating to Gains/(costs) of hedging.